Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions (Tables) [Abstract]
Related Party Disclosure Tables [Text Block]
Service Agreements, Lease Agreements and Products
	For the year endedDecember 31, 2016		For the year endedDecember 31, 2015		For the year endedDecember 31, 2014		December 31,2016		December 31,2015
	Sales of goods and services	Purchases of goods and services	Sales of goods and services	Purchases of goods and services	Sales of goods and services	Purchases of goods and services	Accounts Receivables	Accounts Payables	Accounts Receivables	Accounts Payables

Service Agreements (1)
Fresenius SE	431	22.381	254	20.262	380	21.788	139	54	422	3.185
Fresenius SE affiliates	3.068	82.003	8.162	75.900	7.956	72.256	867	3.011	2.104	4.079
Equity method investees	19.457	-	23.369	-	17.911	-	2.641	-	10.180	-
Total	$22.956	$104.384	$31.785	$96.162	$26.247	$94.044	$3.647	$3.065	$12.706	$7.264

Lease Agreements
Fresenius SE	-	10.488	-	9.621	-	10.554	-	-	-	-
Fresenius SE affiliates	-	15.183	-	14.660	-	17.389	-	-	-	-
Total	$-	$25.671	$-	$24.281	$-	$27.943	$-	$-	$-	$-

Products
Fresenius SE	2	-	5	-	1	-	-	-	-	-
Fresenius SE affiliates	25.846	48.028	25.920	37.166	63.917	44.754	8.378	5.046	8.774	3.768
Equity method investees	-	$410.927	$-	$275.340	$-	$27.584	$-	$58.322	$-	$8.253
Total	$25.848	$458.955	$25.925	$312.506	$63.918	$72.338	$8.378	$63.368	$8.774	$12.021

(1) In addition to the above shown Accounts Payables Accrued Expenses for Service Agreements with related parties amounted to $3,541, $596 and $314 at December 31, 2016, 2015 and 2014 respectively.